Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Revenue
Schedule of detailed information about revenue

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Major products/service lines
Digitization	$4,018,625	$1,034,257	$819,604
Less-Lethal	914,150	465,082	411,758
Training and services	8,700	1,028	—
Other	1,151	3,961	3,088
	$4,942,626	$1,504,328	$1,234,450

Primary geographic market
United States	$364,362	$155,103	$42,780
Canada	4,578,264	1,349,225	743,200
Europe	—	—	448,470
	$4,942,626	$1,504,328	$1,234,450

Timing of revenue recognition
Products and services transferred over time	4,027,325	1,035,285	$819,604
Products transferred at a point in time	915,301	469,043	414,846
	$4,942,626	$1,504,328	$1,234,450